Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 11 - SUBSEQUENT EVENTS
A.	During July and August 2026, 1,204,334 Pre-Funded Warrants were exercised for 1,204,334 ordinary shares.